FINANCIAL RISK MANAGEMENT - Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and equivalents [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ (9,995)	$ (5,079)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(278)	(1,198)
Copper price option contracts [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	1,964	98
Accounts payable and accrued liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	610	1,950
Senior secured notes [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	53,227	39,697
Equipment loans [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	2,452	5,153
Lease liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ 210	$ 274